PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 -	PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2011 and 2010 consists of the following:

	2011	2010
Laboratory manufacturing, and warehouse equipment	$5,117,709	$5,089,540
Office equipment	56,961	56,961
Furniture and fixtures	62,406	62,406
Transportation equipment	66,855	66,855
Land, building and improvements	2,835,783	2,492,152
Equipment under capital lease	168,179	168,179
	8,307,893	7,936,093
Less: Accumulated depreciation and amortization	(4,189,619)	(3,840,279)
	$4,118,274	$4,095,814

Depreciation and amortization expense amounted to $483,473 and $508,610 for the years ended March 31, 2011 and 2010, respectively.